Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 85,478	$ 0	$ 159,144	$ 0
Cost of Revenues	80,631	0	139,741	0
Gross Profit	4,847	0	19,403	0
Operating Expenses
Selling, general and administrative	1,460,036	520,502	2,791,761	1,598,066
Total Operating Expenses	1,460,036	520,502	2,791,761	1,598,066
Loss from Operations	(1,455,189)	(520,502)	(2,772,358)	(1,598,066)
Other Expenses
Interest expense	0	1,658	1,658	5,603
Loss on change in fair value of derivative liabilities	0	1,486	1,949	0
Total Other Expenses	0	3,144	3,607	5,603
Loss Before Provision for Income Taxes	(1,455,189)	(523,646)	(2,775,965)	(1,603,669)
Provision for Income Taxes	0	0	0	0
Net Loss	(1,455,189)	(523,646)	(2,775,965)	(1,603,669)
Preferred stock dividend	0	158,463	158,463	0
Net Loss available to common stockholders	$ (1,455,189)	$ (682,109)	$ (2,934,428)	$ (1,603,669)
Net loss available to common stockholders, basic and fully diluted (in Dollars per share)	$ (0.11)	$ (0.08)	$ (0.28)	$ (0.25)
Basic and diluted weighted average number of common shares outstanding (in Shares)	13,020,804	8,551,265	10,485,770	6,543,566